Loans Receivable and Allowance for Loan Losses (Loans Acquired and Accounted for in Accordance with ASC 310-30) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans Receivable and Allowance for Loan Losses [Abstract]
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Outstanding Balance	$ 1,110	$ 1,145
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Carrying Amount	$ 1,090	$ 1,069